Property, Plant, and Equipment	12 Months Ended
Sep. 30, 2010
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]

Note 3. Property and Equipment

Property and equipment consisted of the following at September 30 (in thousands):

	2010	2009
Laboratory equipment	$1,344	$1,344
Computer hardware and software	165	165
Leasehold improvements	580	580
Total property and equipment	2,089	2,089
Accumulated depreciation and amortization	(2,066)	(2,045)
Property and equipment, net	$23	$44